Marketable Securities and Other Securities Investments, Debt and Equity Securities Aggregate Fair Value, Gross Unrealized Gains and Losses and Cost (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Available-for-sale Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale Equity securities USD ($)	Mar. 31, 2010 Available-for-sale Equity securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Japanese government debt securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Japanese government debt securities USD ($)	Mar. 31, 2010 Held-to-maturity Japanese government debt securities JPY (¥)	Mar. 31, 2011 Securities not practicable to fair value Equity securities JPY (¥)	Mar. 31, 2011 Securities not practicable to fair value Equity securities USD ($)	Mar. 31, 2010 Securities not practicable to fair value Equity securities JPY (¥)
Investment Holdings [Line Items]
Cost	$ 107,853	¥ 8,968,000	¥ 9,193,000	¥ 8,768,000	$ 105,448	¥ 8,993,000	¥ 200,000	$ 2,405	¥ 200,000
Gross unrealized gains	74,684	6,210,000	7,714,000	6,207,000	74,648	7,714,000	3,000	36
Gross unrealized losses	4,233	352,000	143,000	352,000	4,233	143,000
Fair value	178,304	14,826,000	16,764,000	14,623,000	175,863	16,564,000	203,000	2,441	200,000
Cost										¥ 515,000	$ 6,194	¥ 698,000